Operating loans and long-term debt - Schedule of long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 265	$ 582
Less: current portion	(200)	(300)
Long-term debt	0	199
Deferred Financing Cost Netting
Disclosure of detailed information about borrowings [line items]
Borrowings	0	(1)
Senior Notes Due Oct 2024 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	0	300
Term loan due July 2025; floating interest rate | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	200	200
Long-term borrowings | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 200	$ 500